Stockholders' Equity (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, March 31, 2014	3,140,250
Number of Warrants Outstanding, December 31, 2014	3,145,650	3,140,250
Number of Warrants Exercisable, December 31, 2014	3,047,500	3,047,500
Weighted Average Exercise Price Exercisable, December 31, 2014		$ 7.25
Warrants Exercisable Weighted Average Remaining Life	1 year 2 months 12 days	2 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, March 31, 2014	3,140,250	0	0
Number of Warrants Granted	5,400	3,140,250	0
Number of Warrants Exercised	0	0	0
Number of Warrants Forfeited	0	0	0
Number of Warrants Outstanding, December 31, 2014	3,145,650	3,140,250	0
Number of Warrants Exercisable, December 31, 2014	3,047,500	3,047,500
Weighted Average Exercise Price Outstanding, March 31, 2014	$ 7.30	$ 0	$ 0
Weighted Average Exercise Price Granted	$ 9.06	$ 7.30	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price Forfeited	$ 0	$ 0	$ 0
Weighted Average Exercise Price Outstanding, December 31, 2014	$ 7.31	$ 7.30	$ 0
Weighted Average Exercise Price Exercisable, December 31, 2014	$ 7.25	$ 7.25
Weighted Average Remaining Life Outstanding, December 31, 2014	1 year 3 months 18 days	2 years 1 month 6 days
Warrants Exercisable Weighted Average Remaining Life	1 year 2 months 12 days	2 years
Intrinsic Value Outstanding, December 31, 2014	$ 0	$ 0
Intrinsic Value Exercisable, December 31, 2014	$ 0	$ 0